Unaudited Consolidated Condensed Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Profit before income tax	$ 164,103	$ 110,228
Adjustments:
Interest income from financial instruments	(19,506)	(21,345)
Interest charges for lease liabilities	146	131
Other interests charges	2,284	3,020
Finance expense related to derivative financial instruments	5,088	20,089
Amortization of Intangible assets	15,179	11,147
Depreciation and disposals of property, plant and equipment and right-of-use assets	1,552	1,142
Disposals of property, plant and equipment, right-of-use and intangible assets	880	90
Share-based payment expense, net of forfeitures	17,771	17,441
Net exchange differences	16,540	18,873
Fair value gain on financial assets at FVPL	(14,250)	(33,494)
Other operating loss	5,300	3,950
Net Impairment loss/(gain) on financial assets	1,796	(93)
Inflation adjustment and other financial results	5,693	(11,359)
Adjustment for reconcile profit (loss) including profit (loss)	202,576	119,820
Changes in working capital
Increase in trade and other receivables	(82,551)	(53,159)
Decrease in other assets	3,249	1,299
Increase in trade and other payables	218,943	63,743
(Decrease) / Increase in tax liabilities	(4,658)	651
Decrease in provisions	(112)	(84)
Cash generated from operating activities	337,447	132,270
Income tax paid	(22,403)	(23,923)
Net cash generated from operating activities	315,044	108,347
Cash flows from investing activities
Acquisitions of property, plant and equipment	(1,680)	(1,278)
Additions of intangible assets	(23,615)	(15,243)
Acquisitions of financial assets	(147,369)	(106,616)
Collections of financial assets	179,027	108,097
Interest collected from financial instruments	19,506	21,345
Payments for investments in other assets at FVPL	(12,500)
Net cash generated from investing activities	13,369	6,305
Cash flows from financing activities
Dividends paid	(149,982)
Repurchase of shares		(101,067)
Share-options exercise received	1,414	1,495
Net proceeds from financial liabilities	22,922	16,775
Interest payments on financial liabilities	(10,622)	(648)
Interest payments on lease liability	(146)	(131)
Principal payments on lease liability	(1,511)	(440)
Finance expense paid related to derivative financial instruments	(7,665)	(15,009)
Other finance expense paid	(2,138)	(1,123)
Net cash used in by financing activities	(147,728)	(100,148)
Net increase in cash flow	180,685	14,504
Cash and cash equivalents at the beginning of the period	425,172	536,160
Effects of exchange rate changes on inflation and cash and cash equivalents	(1,390)	9,868
Cash and cash equivalents at the end of the period	$ 604,467	$ 560,532